Cover	Feb. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2023
Entity File Number	001-41508
Entity Registrant Name	Loop Media, Inc.
Entity Central Index Key	0001643988
Entity Tax Identification Number	47-3975872
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	700 N. Central Ave.
Entity Address, Address Line Two	Suite 430
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203
City Area Code	213
Local Phone Number	436-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	LPTV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false